Provisions and contingent liabilities - Summary of contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 217,426	R$ 153,951
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	71,027	69,386
Civil
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	136,228	81,414
Labor
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 10,171	R$ 3,151